Document and Entity Information	Jan. 14, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Reference is made to the current Report on Form 8-K of CapStar Financial Holdings, Inc. (the “Company”) dated January 14, 2021 and filed with the Commission on January 14, 2021, in which it was announced that Sam DeVane and Valora Gurganious were being appointed to the Company’s Board of Directors (the “Board”). It has been determined that Mr. DeVane will be serving on the Audit and Risk and Compensation and Human Resources Committees of the Board, and that Ms. Gurganious will be serving on the Nominating and Corporate Governance and Community Affairs Committees of the Board.
Document Period End Date	Jan. 14, 2021
Entity Registrant Name	CAPSTAR FINANCIAL HOLDINGS, INC.
Entity Central Index Key	0001676479
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity File Number	001-37886
Entity Incorporation, State or Country Code	TN
Entity Tax Identification Number	81-1527911
Entity Address, Address Line One	1201 Demonbreun Street, Suite 700
Entity Address, City or Town	Nashville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37203
City Area Code	(615)
Local Phone Number	732-6400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $1.00 par value per share
Trading Symbol	CSTR
Security Exchange Name	NASDAQ